Unaudited Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Sep. 30, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 915,151	$ 2,296,462
Accounts receivable, net		1,151,308	1,684,644
Interest receivable from a director		10,659
Deposits and prepayment		13,699	203,178
Deposits – related party		897,436
Deferred costs		1,684,316	374,286
Contract assets		697,232	897,409
Taxes recoverable		95,694
Total current assets		5,465,495	5,455,979
NON-CURRENT ASSETS
Property, plant, equipment, net		87,932	123,101
Right-of-use assets, operating lease		16,646	32,711
Deposits and prepayment		783,487	1,743,423
Deposits – related party			600,000
Total non-current assets		888,065	2,499,235
TOTAL ASSETS		6,353,560	7,955,214
Current Liabilities
Accounts payable		520,942	649,183
Accounts payable – related party			1,627,269
Amount due to a director			8,586
Other payables and accrued liabilities		155,248	235,193
Taxes payables			224,438
Operating lease liabilities - current		20,800	41,019
Total current liabilities		696,990	2,785,688
TOTAL LIABILITIES		696,990	2,785,688
Commitments
EQUITY
Ordinary shares, $0.001 par value, 2,000,000,000 shares authorized, 74,656 and 74,895 shares issued and outstanding as of September 30, 2024 and March 31, 2025, respectively*	[1]	14,979	14,931
Subscription receivable		(13,125)	(13,125)
Additional paid-in capital		3,491,481	3,454,741
Retained earnings		2,163,235	1,712,979
Total shareholders’ equity		5,656,570	5,169,526
TOTAL LIABILITIES AND EQUITY		6,353,560	7,955,214
Related Party
CURRENT ASSETS
Deposits – related party		897,436
NON-CURRENT ASSETS
Deposits – related party			$ 600,000

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025